Income Taxes - Schedule of Temporary Differences for which No Tax Asset is Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 305,001	$ 184,266
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	230,417	149,927
Financing fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	9,838	5,747
Gold-linked notes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	5,005	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 59,741	$ 28,592